Columbia Contrarian Core Fund
Summary of the Fund
Investment Objective
Columbia Contrarian Core Fund (the Fund) seeks total return, consisting of long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 17 of the Fund's prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Contrarian Core Fund	Class A		Class T		Class B		Class C		Class I	Class K	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		5.75%		none		none		none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Contrarian Core Fund		Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class T	Class W	Class Y	Class Z
Management fees		0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	0.50%	none	none	none	0.25%	none	none
Other expenses	[1]	0.27%	0.27%	0.27%	0.08%	0.38%	0.27%	0.27%	0.13%	0.57%	0.27%	0.08%	0.27%
Total annual Fund operating expenses		1.14%	1.89%	1.89%	0.70%	1.00%	1.39%	0.89%	0.75%	1.19%	1.14%	0.70%	0.89%
[1]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Contrarian Core Fund (USD $)	1 year	3 years	5 years	10 years
Class A	685	916	1,167	1,881
Class B	692	894	1,221	2,016
Class C	292	594	1,021	2,212
Class I	72	224	390	871
Class K	102	318	552	1,225
Class R	142	440	761	1,669
Class R4	91	284	493	1,096
Class R5	77	240	417	930
Class T	689	931	1,192	1,935
Class W	116	362	628	1,386
Class Y	72	224	390	871
Class Z	91	284	493	1,096

Expense Example, No Redemption Columbia Contrarian Core Fund (USD $)	1 year	3 years	5 years	10 years
Class A	685	916	1,167	1,881
Class B	192	594	1,021	2,016
Class C	192	594	1,021	2,212
Class I	72	224	390	871
Class K	102	318	552	1,225
Class R	142	440	761	1,669
Class R4	91	284	493	1,096
Class R5	77	240	417	930
Class T	689	931	1,192	1,935
Class W	116	362	628	1,386
Class Y	72	224	390	871
Class Z	91	284	493	1,096

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Fund's investment manager believes are undervalued and have the potential for long-term growth and current income.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager's perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of September 30, 2013: 22.62%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2009 20.67% Worst 4th Quarter 2008 -23.26%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Average Annual Total Returns Columbia Contrarian Core Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	Nov. 01, 1998	11.50%	2.43%	7.58%
Class A returns after taxes on distributions	Nov. 01, 1998	11.35%	2.27%	7.03%
Class A returns after taxes on distributions and sale of Fund shares	Nov. 01, 1998	7.67%	2.05%	6.55%
Class B	Nov. 01, 1998	12.43%	2.49%	7.42%
Class C	Dec. 09, 2002	16.50%	2.87%	7.43%
Class I	Sep. 27, 2010	18.92%	3.99%	8.55%
Class K	Mar. 07, 2011	18.56%	3.76%	8.36%
Class R	Sep. 27, 2010	18.09%	3.41%	7.99%
Class R4	Nov. 08, 2012	18.68%	3.91%	8.51%
Class R5	Nov. 08, 2012	18.75%	3.92%	8.52%
Class T	Feb. 12, 1993	11.53%	2.38%	7.54%
Class W	Sep. 27, 2010	18.40%	3.65%	8.24%
Class Y	Nov. 08, 2012	18.71%	3.91%	8.51%
Class Z	Dec. 14, 1992	18.67%	3.91%	8.51%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)		16.42%	1.92%	7.52%